Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 98.1	£ 111.1
Liabilities in respect of put option agreements with vendors	323.3	333.1
Fair value of derivatives	0.0	47.2
Other creditors and accruals	69.5	128.5
Trade and other payables	£ 490.9	£ 619.9